OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Assets [Abstract]
Prepaid expenses	$ 2,736	$ 1,768
Receivable from charterers	487	2,391
Other receivables	3,034	1,646
Other current assets	$ 6,257	$ 5,805